Remuneration of Auditors	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Remuneration of Auditors
24. Remuneration of auditors

	€ million 2020		€ million 2019		€ million 2018
Fees payable to the Group’s auditors for the audit of the consolidated and parent Company Accounts of Unilever N.V. and Unilever PLC (a)	6		5		6
Fees payable to the Group’s auditors for the audit of accounts of subsidiaries of Unilever N.V. and Unilever PLC pursuant to legislation (b)(c)	13		12		10
Total statutory audit fees	19		17		16
Fees payable to the Group’s auditors for the audit of non-statutory financial statements	6	(d)	—		4	(d)
Audit-related assurance services	—	(e)	—	(e)	—	(e)
Other taxation advisory services	—		—		—
Services relating to corporate finance transactions	—		—		—
Other assurance services	1	(f)	—		1	(f)
All other non-audit services	—	(e)	—	(e)	—	(e)

Total fees payable	26		17		21

(a)	Of which €nil million was payable to KPMG Accountants N.V. (2019: €1 million; 2018: €1 million) and €6 million was payable to KPMG LLP (2019: €4 million; 2018: €5 million).
(b)
Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.

(c)
Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2019: less than €1 million individually and in aggregate; 2018: less than €1 million individually and in aggregate).

(d)	2020 includes €6 million for the audit of carve-out financial statements of the Tea business. 2018 includes €4 million for audits of carve-out financial statements of the Spreads business.
(e)	Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2019: less than €1 million and in aggregate; 2018: less than €1 million).
(f)	2020 includes €1 million for assurance work on Unification. 2018 includes €1 million for assurance work on Simplification .